FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Sep. 30, 2011
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	September 30, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$198	$—	$—	$198
Cash deposits and other	887	—	—	887
Marketable securities*:
Auction rate securities	—	—	40	40
Collateral debt obligations	5	—	1	6
Equity securities	91	—	—	91
Structured investment vehicles	—	97	—	97
Other	29	—	—	29
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	—	(94)	—	(94)
Interest rate and cross-currency swaps (liabilities)	—	(72)	—	(72)
Asset derivatives—mainly options and forward contracts	—	59	—	59
Interest rate swaps	—	4	—	4

Total	$1,210	$(6)	$41	$1,245

	December 31, 2010
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$389	$—	$—	$389
Cash deposits and other	859	—	—	859
Marketable securities*:
Auction rate securities	—	—	77	77
Collateral debt obligations	9	—	1	10
Equity securities	109	—	—	109
Structured investment vehicles	—	82	—	82
Other—mainly debt securities	23	—	—	23
Derivatives **:
Liabilities derivatives—mainly options and forward contracts	—	(16)	—	(16)
Interest rate and cross—currency swaps (liabilities)	—	(70)	—	(70)
Assets derivatives—mainly options and forward contracts	—	17	—	17

Total	$1,389	$13	$78	$1,480

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:
	September 30,	December 31,
	2011	2010

	U.S. $ in millions
Carrying value at the beginning of the period	$78	$76
Amount realized	(59)	(9)
Net change to fair value:
Included in earnings - finance expense - net	22	7
Included in other comprehensive income (loss)	—	4

Carrying value at the end of the period	$41	$78